PREPAYMENTS AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Value added tax recoverable	¥ 92,107		¥ 149,343
Rebate receivable from suppliers	77,687		114,723
Deposits (Note)	35,905		25,600
Advance to suppliers	21,064		9,891
Prepaid expense	9,476		8,117
Others	5,960		4,123
Total	¥ 242,199	$ 38,006	¥ 311,797